                               INVESTMENT ADVISER
                          OLDE ASSET MANAGEMENT, INC.

                             PRINCIPAL UNDERWRITER
                           OLDE DISCOUNT CORPORATION

                                   CUSTODIAN
                              THE BANK OF NEW YORK

                              INDEPENDENT AUDITORS
                               ERNST & YOUNG LLP

                                 TRANSFER AGENT
                           OLDE DISCOUNT CORPORATION

                         For information regarding your
                         account, telephone your local
                          OLDE Discount branch office
                                       or
                         OLDE Discount Customer Service
                               at: 1-800-235-3100
                      This report is authorized for use by
                    nonshareholders only when accompanied or
                      preceded by a current prospectus of
                              OLDE Custodian Fund.

                                      OLDE
                                 CUSTODIAN FUND
                              SEMI - ANNUAL REPORT
                                 APRIL 30, 1999
                                  (UNAUDITED)

                                   OLDE MONEY
                                 MARKET SERIES

                                  OLDE PREMIUM
                              MONEY MARKET SERIES

                               OLDE PREMIUM PLUS
                              MONEY MARKET SERIES

81429 - 6/99

GRAPHIC OF BUILDING

                                    TOP LOGO
                              OLDE CUSTODIAN FUND

                                            June 2, 1999

Dear Shareholder,

We are pleased to present the Semi-Annual Report for the period ending April 30, 1999, for OLDE Custodian Fund. The Fund consists of OLDE Money Market Series, OLDE Premium Money Market Series, and OLDE Premium Plus Money Market Series. This report contains unaudited schedules of investments and financial statements for all three series.

The past several months have been characterized by a strong U.S. economy. A rise in gross domestic product of 4.1% in the first quarter has set the stage for the ninth consecutive year of economic growth. Unlike a number of prior economic expansions, inflation has been held in check. This resulted from a unique confluence of events, including: lower import prices due to economic malaise in Asia, slowing health care costs, increased productivity, and reduced inflationary expectations. While the low inflation environment is still intact, subtle changes have begun to surface. Consequently, investors are seeking interest rates which compensate for the potential increases in inflation.

Despite the strong U. S. economy and the potential for price increases, the U.S. Federal Reserve has remained on the sidelines. The Fed has, however, shown increased concern about inflationary pressures as evidenced by the tightening bias the Federal Open Market Committee adopted at its May meeting. This stance follows the 0.7% increase in the Consumer Price Index for April and continued strength in consumer purchases. It is the Fed's hope, however, that the bond market will push rates high enough to moderate economic growth, thereby reducing inflationary pressures, and negating the necessity for a move by the Fed.

In this environment, money market investors have the potential for higher average returns in 1999. An increase in the weighted average maturity of the Series' portfolios may occur if the yield curve remains favorably disposed toward longer term money market instruments. Further, the Adviser anticipates continuing its purchase of adjustable rate securities as long as such securities afford good relative value.

Be assured that the Adviser will continue to give primary attention to investment quality and liquidity, particularly as the new millennium approaches. As always, our shareholders' interests remain foremost in mind.

                                           Sincerely,
                                           OLDE CUSTODIAN FUND
                                           /s/ LISA FILDES
                                           Lisa S. Fildes
                                           President

                                    TOP LOGO

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------

                            OLDE MONEY MARKET SERIES
                            SCHEDULE OF INVESTMENTS
                                 APRIL 30, 1999
                                  (UNAUDITED)

 PRINCIPAL                                                                     AMORTIZED
  AMOUNT                                                                          COST
              DOMESTIC COMMERCIAL PAPER - 44.53%
$12,535,000   G.E. Company, 4.840%, due 05/03/99..........................    $ 12,531,629
 11,625,000   Merrill Lynch & Company, 4.930%, due 05/03/99...............      11,621,816
  6,615,000   Associates Corporation of NA, 4.830%, due 05/04/99..........       6,612,337
  6,130,000   Sears Roebuck Acceptance Corporation, 4.860%, due
              05/05/99....................................................       6,126,690
 10,685,000   Sears Roebuck Acceptance Corporation, 4.860%, due
              05/06/99....................................................      10,677,788
 13,820,000   Prudential Funding, 4.840%, due 05/07/99....................      13,808,852
 10,580,000   Goldman Sachs Group, 4.850%, due 05/10/99...................      10,567,172
 10,000,000   Ford Motor Credit Company, 4.820%, due 05/12/99.............       9,985,272
 14,920,000   Morgan Stanley Dean Witter Discover, 4.850%, due 05/13/99...      14,895,879
 10,445,000   G.E. Capital Services, 4.820%, due 05/17/99.................      10,422,625
  8,025,000   Salomon Smith Barney Holdings Incorporated, 4.820%, due
              05/17/99....................................................       8,007,809
  8,685,000   General Motors Acceptance Corporation, 4.800%, due
              05/18/99....................................................       8,665,314
  8,000,000   American General Corporation, 4.790%, due 05/24/99..........       7,975,518
  8,190,000   American General Corporation, 4.790%, due 05/25/99..........       8,163,847
  5,825,000   Commercial Credit Corporation, 4.790%, due 05/27/99.........       5,804,849
  7,000,000   Prudential Funding, 4.780%, due 05/28/99....................       6,974,905
  7,000,000   Bear Stearns Companies Incorporated, 4.840%, due 06/01/99...       6,970,826
  7,480,000   Bear Stearns Companies Incorporated, 4.840%, due 06/02/99...       7,447,819
  6,675,000   Ford Motor Credit Company, 4.780%, due 06/03/99.............       6,645,752
  6,125,000   Ford Motor Credit Company, 4.780%, due 06/04/99.............       6,097,349
  8,005,000   G.E. Credit Capital Services of P.R., 4.820%, due
              06/07/99....................................................       7,965,344
  7,350,000   Salomon Smith Barney Holdings Incorporated, 4.810%, due
              06/08/99....................................................       7,312,682
 10,405,000   G.E. Capital Services, 4.810%, due 06/14/99.................      10,343,830
  5,645,000   G.E. Capital Corporation, 4.780%, due 06/18/99..............       5,609,023
  9,970,000   Bear Stearns Companies Incorporated, 4.830%, due 06/18/99...       9,905,793
  9,000,000   G.E. Capital Corporation, 4.936%, due 01/24/00 (a)..........       9,000,000
                                                                              ------------
                                                                               230,140,720
              YANKEE COMMERCIAL PAPER - 11.00%
 10,000,000   Toyota Motor Credit of P.R., 4.830%, due 05/14/99...........       9,982,558
  7,465,000   Statoil, 4.800%, due 05/19/99...............................       7,447,084
  8,845,000   FCE Bank PLC, 4.820%, due 05/21/99..........................       8,821,315
  7,860,000   Hitachi Credit America Corporation, 4.900%, due 05/26/99....       7,833,254
 10,000,000   American Honda Finance Corporation, 4.800%, due 06/23/99....       9,929,333
 13,015,000   Repsol International Finance, 4.810%, due 08/19/99..........      12,823,716
                                                                              ------------
                                                                                56,837,260

 PRINCIPAL                                                                     AMORTIZED
  AMOUNT                                                                          COST
              SHORT TERM NOTES - 41.29%
$ 7,000,000   Bank One NA, 5.740%, due 05/11/99...........................    $  6,999,888
  8,000,000   U.S. Bank NA, 4.808%, due 05/20/99 (a)......................       7,999,775
  8,000,000   Corestates Capital Corporation, 5.001%, due 07/01/99 (a)....       8,000,292
  8,000,000   J.P. Morgan & Company, 4.828%, due 07/07/99 (a).............       7,999,132
 15,000,000   First National Bank of Chicago, 4.809%, due 07/14/99 (a)....      14,998,352
  4,000,000   John Deere Capital Corporation, 5.650%, due 08/06/99........       3,999,363
  8,000,000   American Express Centurion Bank, 4.874%, due 08/18/99 (a)...       8,000,000
  8,000,000   Pepsico Incorporated, 4.810%, due 08/19/99 (a)..............       7,997,279
 10,000,000   Norwest Corporation, 5.550%, due 08/31/99...................       9,998,396
  2,000,000   G.E. Capital Corporation, 4.980%, due 09/08/99 (a)..........       2,000,000
  8,000,000   IBM Credit Corporation, 4.950%, due 09/16/99 (a)............       8,000,000
  8,000,000   Key Bank NA, 5.015%, due 09/23/99 (a).......................       7,998,411
 10,000,000   Toyota Motor Credit Corporation, 4.970%, due 10/06/99 (a)...       9,998,723
 10,400,000   Morgan Guaranty Trust, 5.750%, due 10/08/99.................      10,437,490
  6,000,000   IBM Corporation, 4.950%, due 10/19/99 (a)...................       5,998,876
  2,000,000   Toyota Motor Credit Corporation, 5.040%, due 10/19/99 (a)...       2,000,000
  5,000,000   General Motors Acceptance Corporation, 4.956%, due 10/28/99
              (a).........................................................       4,997,228
 10,000,000   Caterpillar Financial Services Corporation, 4.980%, due
              11/15/99 (a)................................................       9,998,960
 10,000,000   First Union National Bank, 5.020%, due 11/17/99 (a).........      10,000,000
  9,000,000   Goldman Sachs Group, 5.200%, due 01/07/00 (a)...............       9,000,000
  4,000,000   Abbey National Treasury, 5.040%, due 02/08/00...............       3,998,953
  8,000,000   PNC Bank NA, 5.040%, due 02/16/00...........................       7,993,501
  8,000,000   Morgan Stanley Dean Witter Discover, 5.096%, due 03/02/00
              (a).........................................................       8,007,208
  5,000,000   Texaco Capital Incorporated, 5.120%, due 03/15/00...........       4,998,321
  8,000,000   Dow Chemical Company, 4.900%, due 03/15/00 (a)..............       7,996,583
  8,000,000   Nationsbank NA, 4.950%, due 03/20/00 (a)....................       8,000,000
  7,000,000   National City Bank, 4.888%, due 03/29/00 (a)................       6,996,705
  9,000,000   John Deere Capital Corporation, 4.884%, due 04/03/00 (a)....       8,992,585
                                                                              ------------
                                                                               213,406,021
              US GOVERNMENT AGENCY - 2.90%
  5,000,000   Sallie Mae, 4.677%, due 08/02/99 (a)........................       4,997,646
 10,000,000   Federal Home Loan Bank, 4.966%, due 02/25/00................       9,990,151
                                                                              ------------
                                                                                14,987,797
                                                                              ------------
                                TOTAL INVESTMENTS - 99.7% ................     515,371,798

                                OTHER ASSETS LESS LIABILITIES - 0.3% .....       1,448,112

                                                                              ------------
                                                    NET ASSETS - 100% ....    $516,819,910
                                                                              ============

  (a) - Variable rate securities. The rates shown are the current rates as of
                                April 30, 1999.

                            See accompanying notes.

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------

                            OLDE MONEY MARKET SERIES
                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 1999
                                  (UNAUDITED)

ASSETS:
  Cash......................................................    $        589
  Investments at amortized cost (Note 1)....................     515,371,798
  Interest receivable.......................................       1,941,267
  Prepaid expenses..........................................          79,740
                                                                ------------
      TOTAL ASSETS..........................................     517,393,394

LIABILITIES:
  Dividends payable (Note 2)................................          55,839
  Accrued expenses..........................................         336,680
  Payable to OLDE Asset Management, Inc.....................         180,965
                                                                ------------
      TOTAL LIABILITIES.....................................         573,484
                                                                ------------
NET ASSETS applicable to 516,819,910 outstanding shares,
  unlimited number of shares authorized, $0.01 par value....    $516,819,910
                                                                ============
NET ASSET VALUE, offering and redemption price per share on
  516,819,910 shares of beneficial interest outstanding.....           $1.00
                                                                ============

                            OLDE MONEY MARKET SERIES
                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 1999
                                  (UNAUDITED)

INTEREST INCOME (Note 1):...................................      $$12,876,959

EXPENSES:
  Management fees...........................................        1,245,912
  Transfer agent fees.......................................          746,063
  Custodian fees............................................           14,664
  Professional fees.........................................           10,192
  Accounting fees...........................................            8,250
  Printing and postage......................................           45,675
  Trustee fees..............................................            3,762
  Insurance.................................................            4,429
  Registration costs........................................           62,252
  12b-1 distribution costs..................................          203,902
                                                                  -----------
      TOTAL EXPENSES........................................        2,345,101
                                                                  -----------
NET INVESTMENT INCOME.......................................      $10,531,858
                                                                  ===========

                            See accompanying notes.

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------

                            OLDE MONEY MARKET SERIES
                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (UNAUDITED)

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               APRIL 30, 1999    OCTOBER 31, 1998
                                                              ----------------   ----------------
OPERATIONS:
  Net investment income.....................................  $    10,531,858    $    20,175,580
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income.....................................      (10,531,858)       (20,175,580)
SHARE TRANSACTIONS (AT $1.00 PER SHARE):
  Proceeds from sales of shares.............................    1,180,790,203      1,786,852,279
  Net asset value of shares issued in reinvestment of
    dividends...............................................        9,983,526         19,037,821
                                                              ---------------    ---------------
                                                                1,190,773,729      1,805,890,100
  Cost of shares redeemed...................................   (1,129,869,723)    (1,753,141,583)
                                                              ---------------    ---------------
  Net increase in shareholders' equity from share
    transactions............................................       60,904,006         52,748,517
                                                              ---------------    ---------------
NET INCREASE IN SHAREHOLDERS' EQUITY........................       60,904,006         52,748,517
SHAREHOLDERS' EQUITY:
  At beginning of period....................................      455,915,904        403,167,387
                                                              ---------------    ---------------
  At end of period..........................................  $   516,819,910    $   455,915,904
                                                              ===============    ===============

                            OLDE MONEY MARKET SERIES
                              FINANCIAL HIGHLIGHTS
                                  (UNAUDITED)

For a share of capital stock outstanding throughout each period:

                                 SIX MONTHS
                                   ENDED         YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                               APRIL 30, 1999   OCT. 31, 1998   OCT. 31, 1997   OCT. 31, 1996   OCT. 31, 1995
                               --------------   -------------   -------------   -------------   -------------
NET ASSET VALUE, BEGINNING OF
  PERIOD.....................        $1.00           $1.00          $1.00            $1.00            $1.00
INVESTMENT OPERATIONS:
  Net investment income......         0.0210          0.0476         0.0470           0.0460           0.0487
DISTRIBUTIONS:
  Dividends from net
    investment income........        (0.0210)        (0.0476)       (0.0470)         (0.0460)         (0.0487)
                                    --------        --------       --------         --------         --------
NET ASSET VALUE, END OF
  PERIOD.....................        $1.00           $1.00          $1.00             1.00            $1.00
                                    ========        ========       ========         ========         ========
  Total return
    (annualized).............        +4.27%          +4.76%         +4.70%           +4.60%           +4.87%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000's omitted)..........     $516,820        $455,916       $403,167         $373,147         $313,232
  Ratio of expenses to
    average net assets.......         0.94%           0.91%          0.95%            1.00%            1.07%
  Ratio of net investment
    income to average net
    assets...................         4.27%           4.76%          4.70%            4.60%            4.87%

                            See accompanying notes.

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------

                        OLDE PREMIUM MONEY MARKET SERIES
                            SCHEDULE OF INVESTMENTS
                                 APRIL 30, 1999
                                  (UNAUDITED)

 PRINCIPAL                                                                     AMORTIZED
  AMOUNT                                                                          COST
              DOMESTIC COMMERCIAL PAPER - 36.82%
$10,000,000   Countrywide Home Loans, 4.930%, due 05/03/99................    $  9,997,261
  8,440,000   DaimlerChrysler NA Holding Corporation, 4.830%, due
              05/03/99....................................................       8,437,735
  9,020,000   Commercial Credit Corporation, 4.840%, due 05/04/99.........       9,016,362
  8,875,000   Household Finance Corporation, 4.840%, due 05/05/99.........       8,870,227
  6,000,000   Associates Corporation of NA, 4.830%, due 05/06/99..........       5,995,975
  6,140,000   Sears Roebuck Acceptance Corporation, 4.860%, due
              05/07/99....................................................       6,135,027
  7,045,000   Sears Roebuck Acceptance Corporation, 4.860%, due
              05/10/99....................................................       7,036,440
  6,265,000   American General Finance Corporation, 4.830%, due
              05/12/99....................................................       6,255,754
  8,290,000   Morgan Stanley Dean Witter Discover, 4.850%, due 05/13/99...       8,276,598
  4,800,000   Ford Motor Credit Company, 4.820%, due 05/14/99.............       4,791,645
  6,820,000   Salomon Smith Barney Holdings Incorporated, 4.820%, due
              05/17/99....................................................       6,805,390
  7,605,000   Merrill Lynch & Company, 4.770%, due 05/24/99...............       7,581,824
  5,780,000   G.T.E. Corporation, 4.820%, due 05/25/99....................       5,761,427
  6,680,000   Commercial Credit Corporation, 4.810%, due 05/28/99.........       6,655,902
  7,050,000   Bear Stearns Companies Incorporated, 4.840%, due 06/01/99...       7,020,617
  7,415,000   G.E. Capital Corporation, 4.800%, due 06/04/99..............       7,381,385
  6,615,000   Prudential Funding, 4.820%, due 06/04/99....................       6,584,887
  5,295,000   Bear Stearns Companies Incorporated, 4.810%, due 06/07/99...       5,268,824
  4,830,000   Bear Stearns Companies Incorporated, 4.830%, due 06/18/99...       4,798,895
  4,000,000   G.E. Capital Corporation, 4.936%, due 01/24/00 (a)..........       4,000,000
                                                                              ------------
                                                                               136,672,175
              YANKEE COMMERCIAL PAPER - 6.25%
  3,430,000   Hitachi Credit America Corporation, 4.880%, due 05/18/99....       3,422,096
  8,690,000   Deutsche Bank Financial Incorporated, 4.790%, due
              05/19/99....................................................       8,669,187
  6,535,000   FCE Bank PLC, 4.820%, due 05/21/99..........................       6,517,501
  4,605,000   American Honda Finance Corporation, 4.790%, due 06/22/99....       4,573,138
                                                                              ------------
                                                                                23,181,922
              BANK OBLIGATIONS - 9.16%
 12,000,000   Barclays Bank New York, 4.802%, due 06/02/99 (a)............      11,999,225
  7,000,000   Swiss Bank Corporation NY, 5.740%, due 06/11/99.............       6,999,952
  5,000,000   Abbey National Treasury, 4.761%, due 06/15/99 (a)...........       4,999,363
 10,000,000   Bayerische Landesbank NY, 4.768%, due 06/30/99 (a)..........       9,998,767
                                                                              ------------
                                                                                33,997,307

 PRINCIPAL                                                                     AMORTIZED
  AMOUNT                                                                          COST
              SHORT TERM NOTES - 43.86%
$ 3,000,000   Bank One NA, 5.740%, due 05/11/99...........................    $  2,999,953
  7,000,000   U.S. Bank NA, 4.808%, due 05/20/99 (a)......................       6,999,802
  5,000,000   Merrill Lynch & Company, 4.863%, due 06/25/99 (a)...........       5,000,000
  5,000,000   Corestates Capital Corporation, 5.001%, due 07/01/99 (a)....       5,000,182
 13,000,000   J.P. Morgan & Company, 4.828%, due 07/07/99 (a).............      12,998,589
  5,000,000   First National Bank of Chicago, 4.809%, due 07/14/99 (a)....       4,999,451
  3,000,000   John Deere Capital Corporation, 5.650%, due 08/06/99........       2,999,521
  5,000,000   Pepsico Incorporated, 4.810%, due 08/19/99 (a)..............       4,998,300
  3,000,000   Norwest Corporation, 5.550%, due 08/31/99...................       2,999,519
  6,000,000   G.E. Capital Corporation, 4.980%, due 09/08/99 (a)..........       6,000,000
  5,000,000   IBM Credit Corporation, 4.950%, due 09/16/99 (a)............       5,000,000
  6,000,000   Key Bank NA, 5.015%, due 09/23/99 (a).......................       5,998,808
  5,000,000   Toyota Motor Credit Corporation, 4.970%, due 10/06/99 (a)...       4,999,361
  2,000,000   Morgan Guaranty Trust, 5.750%, due 10/08/99.................       2,007,210
  3,000,000   Toyota Motor Credit Corporation, 5.040%, due 10/19/99 (a)...       3,000,000
  4,000,000   IBM Corporation, 4.950%, due 10/19/99 (a)...................       3,999,250
  5,000,000   Caterpillar Financial Services Corporation, 4.980%, due
              11/15/99 (a)................................................       4,999,480
  7,000,000   First Union National Bank, 5.020%, due 11/17/99 (a).........       7,000,000
  6,000,000   Goldman Sachs Group, 5.200%, due 01/07/00 (a)...............       6,000,000
  6,000,000   Abbey National Treasury, 5.040%, due 02/08/00...............       5,998,430
  6,000,000   PNC Bank NA, 5.040%, due 02/16/00...........................       5,995,126
  7,000,000   Westpac Banking Corporation NY, 5.120%, due 02/23/00........       6,993,696
  5,000,000   Morgan Stanley Dean Witter Discover, 5.096%, due 03/02/00
              (a).........................................................       5,004,505
  5,000,000   Texaco Capital Incorporated, 5.120%, due 03/15/00...........       4,998,321
  5,000,000   Dow Chemical Company, 4.900%, due 03/15/00 (a)..............       4,997,865
  6,820,000   Nationsbank NA, 4.950%, due 03/20/00 (a)....................       6,820,000
  5,000,000   National City Bank, 4.888%, due 03/29/00 (a)................       4,997,647
  6,000,000   John Deere Capital Corporation, 4.884%, due 04/03/00 (a)....       5,995,056
  3,000,000   Morgan Stanley Dean Witter Discover, 5.375%, due 04/07/00
              (a).........................................................       3,011,250
 10,000,000   ABN AMRO Bank Chicago, 4.880%, due 04/20/00 (a).............       9,994,297
                                                                              ------------
                                                                               162,805,619
              US GOVERNMENT AGENCY - 3.50%
  8,000,000   Sallie Mae, 4.677%, due 08/02/99 (a)........................       7,996,233
  5,000,000   Federal Home Loan Bank, 4.966%, due 02/25/00................       4,995,075
                                                                              ------------
                                                                                12,991,308
                                                                              ------------
                                TOTAL INVESTMENTS - 99.6% ................     369,648,331
                                OTHER ASSETS LESS LIABILITIES - 0.4% .....       1,541,690
                                                                              ------------
                                NET ASSETS - 100.0% ......................    $371,190,021
                                                                              ============

  (a) - Variable rate securities. The rates shown are the current rates as of
                                April 30, 1999.

                            See accompanying notes.

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------

                        OLDE PREMIUM MONEY MARKET SERIES
                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 1999
                                  (UNAUDITED)

ASSETS:
  Cash......................................................      $      2,728
  Investments at amortized cost (Note 1)....................       369,648,331
  Interest receivable.......................................         1,702,387
  Prepaid expenses..........................................            70,072
                                                                  ------------
    TOTAL ASSETS............................................       371,423,518
LIABILITIES:
  Dividends payable (Note 2)................................            45,793
  Accrued expenses..........................................            47,830
  Payable to OLDE Asset Management, Inc.....................           139,874
                                                                  ------------
    TOTAL LIABILITIES.......................................           233,497
                                                                  ------------
NET ASSETS applicable to 371,190,021 outstanding shares,
  unlimited number of shares authorized, $0.01 par value....      $371,190,021
                                                                  ============
NET ASSET VALUE, offering and redemption price per share on
  371,190,021 shares of beneficial interest outstanding.....             $1.00
                                                                  ============

                        OLDE PREMIUM MONEY MARKET SERIES
                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 1999
                                  (UNAUDITED)

INTEREST INCOME (Note 1):...................................      $  9,375,835
EXPENSES:
  Management fees...........................................           542,603
  Transfer agent fees.......................................           236,247
  Custodian fees............................................            12,820
  Professional fees.........................................            10,273
  Accounting fees...........................................             8,250
  Printing and postage......................................            14,581
  Trustee fees..............................................             2,804
  Insurance.................................................             4,156
  Registration costs........................................            40,783
  12b-1 distribution costs..................................            67,994
                                                                  ------------
    TOTAL EXPENSES..........................................           940,511
                                                                  ------------
NET INVESTMENT INCOME.......................................      $  8,435,324
                                                                  ============

                            See accompanying notes.

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------

                        OLDE PREMIUM MONEY MARKET SERIES
                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (UNAUDITED)

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               APRIL 30, 1999    OCTOBER 31, 1998
                                                              ----------------   ----------------
OPERATIONS:
  Net investment income.....................................   $   8,435,324      $  16,670,491
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income.....................................      (8,435,324)       (16,670,491)
SHARE TRANSACTIONS (AT $1.00 PER SHARE):
  Proceeds from sales of shares.............................     542,177,174        945,132,831
  Net asset value of shares issued in reinvestment of
    dividends...............................................       8,095,193         15,892,318
                                                               -------------      -------------
                                                                 550,272,367        961,025,149
  Cost of shares redeemed...................................    (528,016,522)      (902,053,911)
                                                               -------------      -------------
  Net increase in shareholders' equity from share
    transactions............................................      22,255,845         58,971,238
                                                               -------------      -------------
NET INCREASE IN SHAREHOLDERS' EQUITY........................      22,255,845         58,971,238
SHAREHOLDERS' EQUITY:
  At beginning of period....................................     348,934,176        289,962,938
                                                               -------------      -------------
  At end of period..........................................   $ 371,190,021      $ 348,934,176
                                                               =============      =============

                        OLDE PREMIUM MONEY MARKET SERIES
                              FINANCIAL HIGHLIGHTS
                                  (UNAUDITED)

For a share of capital stock outstanding throughout each period:

                                 SIX MONTHS
                                   ENDED         YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                               APRIL 30, 1999   OCT. 31, 1998   OCT. 31, 1997   OCT. 31, 1996   OCT. 31, 1995
                               --------------   -------------   -------------   -------------   -------------
NET ASSET VALUE, BEGINNING OF
  PERIOD.....................       $1.00           $1.00           $1.00           $1.00           $1.00
                                   --------        --------        --------        --------        --------
INVESTMENT OPERATIONS:
  Net investment income......        0.0231          0.0519          0.0508          0.0490          0.0524
DISTRIBUTIONS:
  Dividends from net
    investment income........       (0.0231)        (0.0519)        (0.0508)        (0.0490)        (0.0524)
                                   --------        --------        --------        --------        --------
NET ASSET VALUE, END OF
  PERIOD.....................       $1.00           $1.00           $1.00           $1.00           $1.00
                                   ========        ========        ========        ========        ========
  Total return
    (annualized).............       +4.71%          +5.19%          +5.08%          +4.90%          +5.24%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000's omitted)..........    $371,190        $348,934        $289,963        $233,962        $178,203
  Ratio of expenses to
    average net assets.......        0.52%           0.50%           0.58%           0.70%           0.70%
  Ratio of net investment
    income to average net
    assets...................        4.71%           5.19%           5.08%           4.90%           5.24%

                            See accompanying notes.

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------

                     OLDE PREMIUM PLUS MONEY MARKET SERIES
                            SCHEDULE OF INVESTMENTS
                                 APRIL 30, 1999
                                  (UNAUDITED)

 PRINCIPAL                                                                      AMORTIZED
  AMOUNT                                                                           COST
              DOMESTIC COMMERCIAL PAPER - 39.95%
$72,270,000   Paine Webber Group, 4.950%, due 05/03/99....................    $   72,250,126
 50,120,000   Salomon Smith Barney Holdings Incorporated, 4.860%, due
              05/03/99....................................................        50,106,468
 36,865,000   DaimlerChrysler NA Holding Corporation, 4.830%, due
              05/04/99....................................................        36,850,162
 41,200,000   Prudential Funding, 4.840%, due 05/04/99....................        41,183,383
 44,855,000   G.E. Capital Corporation, 4.840%, due 05/05/99..............        44,830,878
 34,270,000   G.E. Company, 4.840%, due 05/06/99..........................        34,246,963
 35,165,000   Sears Roebuck Acceptance Corporation, 4.860%, due
              05/06/99....................................................        35,141,264
 42,000,000   Associates Corporation of NA, 4.830%, due 05/10/99..........        41,949,285
 43,385,000   Associates Corporation of NA, 4.830%, due 05/11/99..........        43,326,792
 10,095,000   Norwest Financial Incorporated, 4.850%, due 05/12/99........        10,080,040
 40,205,000   Morgan Stanley Dean Witter Discover, 4.850%, due 05/13/99...        40,140,002
 40,000,000   Norwest Financial Incorporated, 4.850%, due 05/14/99........        39,929,944
 41,050,000   Sears Roebuck Acceptance Corporation, 4.860%, due
              05/17/99....................................................        40,961,332
 43,360,000   Ford Motor Credit Company, 4.820%, due 05/18/99.............        43,261,308
 14,835,000   General Motors Acceptance Corporation, 4.800%, due
              05/19/99....................................................        14,799,396
 45,000,000   General Motors Acceptance Corporation, 4.800%, due
              05/25/99....................................................        44,856,000
 22,410,000   Commercial Credit Corporation, 4.790%, due 05/26/99.........        22,335,456
 17,855,000   Ford Motor Credit Company, 4.780%, due 05/26/99.............        17,795,731
 47,650,000   G.E. Company, 4.810%, due 05/27/99..........................        47,484,469
 44,100,000   Commercial Credit Corporation, 4.810%, due 05/28/99.........        43,940,909
 40,890,000   Bear Stearns Companies Incorporated, 4.840%, due 06/01/99...        40,719,580
 40,000,000   J.P. Morgan & Company, 4.820%, due 06/03/99.................        39,823,267
 40,000,000   J.P. Morgan & Company, 4.820%, due 06/04/99.................        39,817,911
 41,265,000   Bear Stearns Companies Incorporated, 4.810%, due 06/08/99...        41,055,488
 35,075,000   Ford Motor Credit Company, 4.780%, due 06/09/99.............        34,893,370
 31,100,000   Salomon Smith Barney Holdings Incorporated, 4.810%, due
              06/10/99....................................................        30,933,787
 24,000,000   Bear Stearns Companies Incorporated, 4.830%, due 06/18/99...        23,845,440
 37,000,000   G.E. Capital Corporation, 4.936%, due 01/24/00 (a)..........        37,000,000
                                                                              --------------
                                                                               1,053,558,751
              YANKEE COMMERCIAL PAPER - 5.56%
 17,839,000   Toyota Motor Credit of P.R., 4.900%, due 05/07/99...........        17,824,432
 10,000,000   Deutsche Bank Financial Incorporated, 4.790%, due
              05/20/99....................................................        9,974,719
 38,045,000   FCE Bank PLC, 4.820%, due 05/21/99..........................        37,943,124
 45,000,000   BMW US Capital Corporation, 4.800%, due 05/24/99............        44,862,000
 36,160,000   American Honda Finance Corporation, 4.790%, due 06/22/99....        35,909,813
                                                                              --------------
                                                                                 146,514,088
              BANK OBLIGATIONS - 7.62%
 88,000,000   Barclays Bank New York, 4.802%, due 06/02/99 (a)............        87,994,313
 28,000,000   Swiss Bank Corporation NY, 5.740%, due 06/11/99.............        27,999,806
 45,000,000   Abbey National Treasury, 4.761%, due 06/15/99 (a)...........        44,994,272
 40,000,000   Bayerische Landesbank NY, 4.768%, due 06/30/99 (a)..........        39,995,069
                                                                              --------------
                                                                                 200,983,460

 PRINCIPAL                                                                      AMORTIZED
  AMOUNT                                                                           COST
              SHORT TERM NOTES - 44.93%
$30,000,000   General Motors Acceptance Corporation, 5.050%, due 05/07/99
              (a).........................................................    $   30,000,113
 25,000,000   Key Bank NA, 4.865%, due 05/12/99 (a).......................        24,999,429
 25,000,000   First Bank NA Minneapolis, 4.948%, due 05/19/99 (a).........        25,000,906
 35,000,000   U.S. Bank NA, 4.808%, due 05/20/99 (a)......................        34,999,012
 30,000,000   Caterpillar Financial Services Corporation, 5.030%, due
              06/07/99 (a)................................................        30,000,992
 45,000,000   Merrill Lynch & Company, 4.863%, due 06/25/99 (a)...........        45,000,000
 19,000,000   J.P. Morgan & Company, 4.828%, due 07/07/99 (a).............        18,997,938
 20,000,000   American Honda Finance Corporation, 4.980%, due 07/08/99
              (a).........................................................        20,000,000
 30,000,000   First National Bank of Chicago, 4.809%, due 07/14/99 (a)....        29,996,703
 23,000,000   John Deere Capital Corporation, 5.650%, due 08/06/99........        22,996,333
 17,000,000   American Express Centurion Bank, 4.874%, due 08/18/99 (a)...        17,000,000
 37,000,000   Pepsico Incorporated, 4.810%, due 08/19/99 (a)..............        36,987,418
 25,000,000   American Express Centurion Bank, 4.868%, due 08/20/99 (a)...        25,000,000
 37,000,000   Norwest Corporation, 5.550%, due 08/31/99...................        36,994,067
 42,000,000   G.E. Capital Corporation, 4.980%, due 09/08/99 (a)..........        42,000,000
 37,000,000   IBM Credit Corporation, 4.950%, due 09/16/99 (a)............        37,000,000
 36,000,000   Key Bank NA, 5.015%, due 09/23/99 (a).......................        35,992,850
 35,000,000   Toyota Motor Credit Corporation, 4.970%, due 10/06/99 (a)...        34,995,531
 30,000,000   IBM Corporation, 4.950%, due 10/19/99 (a)...................        29,994,378
 20,000,000   Toyota Motor Credit Corporation, 5.040%, due 10/19/99 (a)...        20,000,000
 20,000,000   General Motors Acceptance Corporation, 4.956%, due 10/28/99
              (a).........................................................        19,988,908
 35,000,000   Caterpillar Financial Services Corporation, 4.980%, due
              11/15/99 (a)................................................        34,996,358
 33,000,000   First Union National Bank, 5.020%, due 11/17/99 (a).........        33,000,000
 25,000,000   John Deere Capital Corporation, 4.985%, due 12/10/99 (a)....        24,991,123
 35,000,000   Goldman Sachs Group, 5.200%, due 01/07/00 (a)...............        35,000,000
 15,000,000   Morgan Stanley Dean Witter Discover, 5.080%, due 01/20/00
              (a).........................................................        15,013,826
 20,000,000   Abbey National Treasury, 5.040%, due 02/08/00...............        19,994,766
 36,000,000   PNC Bank NA, 5.040%, due 02/16/00...........................        35,970,757
 16,000,000   Merrill Lynch & Company, 5.190%, due 02/18/00 (a)...........        16,009,527
 40,000,000   Westpac Banking Corporation NY, 5.120%, due 02/23/00........        39,963,979
 25,000,000   FCC National Bank, 4.970%, due 02/24/00 (a).................        25,004,530
 37,000,000   Morgan Stanley Dean Witter Discover, 5.096%, due 03/02/00
              (a).........................................................        37,033,337
 40,000,000   Texaco Capital Incorporated, 5.120%, due 03/15/00...........        39,986,564
 37,000,000   Dow Chemical Company, 4.900%, due 03/15/00 (a)..............        36,984,198
 38,000,000   National City Bank, 4.888%, due 03/29/00 (a)................        37,982,115
 45,000,000   John Deere Capital Corporation, 4.884%, due 04/03/00 (a)....        44,962,917
 40,000,000   ABN AMRO Bank Chicago, 4.880%, due 04/20/00 (a).............        39,977,186
 50,000,000   First Union National Bank, 5.100%, due 04/28/00 (a).........        50,000,000
                                                                              --------------
                                                                               1,184,815,761
              US GOVERNMENT AGENCY - 1.59%
 32,000,000   Sallie Mae, 4.677%, due 08/02/99 (a)........................        31,984,932
 10,000,000   Federal Home Loan Bank, 4.966%, due 02/25/00................         9,990,151
                                                                              --------------
                                                                                  41,975,083
                                                                              --------------
                                TOTAL INVESTMENTS - 99.7% ................     2,627,847,143

                                OTHER ASSETS LESS LIABILITIES - 0.3% .....         9,060,409
                                                                              --------------
                                NET ASSETS - 100.0% ......................    $2,636,907,552
                                                                              ==============

  (a) - Variable rate securities. The rates shown are the current rates as of
                                April 30, 1999.

                            See accompanying notes.

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------

                     OLDE PREMIUM PLUS MONEY MARKET SERIES
                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 1999
                                  (UNAUDITED)

ASSETS:
  Investments at amortized cost (Note 1)....................      $2,627,847,143
  Interest receivable.......................................          10,019,707
  Prepaid expenses..........................................             167,109
                                                                  --------------
    TOTAL ASSETS............................................       2,638,033,959
LIABILITIES:
  Dividends payable (Note 2)................................             346,048
  Accrued expenses..........................................             286,979
  Payable to OLDE Asset Management, Inc. ...................             493,380
                                                                  --------------
    TOTAL LIABILITIES.......................................           1,126,407
                                                                  --------------
NET ASSETS applicable to 2,636,907,552 outstanding shares,
  unlimited number of shares authorized, $0.01 par value....      $2,636,907,552
                                                                  ==============
NET ASSET VALUE, offering and redemption price per share on
  2,636,907,552 shares of beneficial interest outstanding...               $1.00
                                                                  ==============

                     OLDE PREMIUM PLUS MONEY MARKET SERIES
                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 1999
                                  (UNAUDITED)

INTEREST INCOME (Note 1):...................................      $   66,464,416
EXPENSES:
  Management fees...........................................           1,930,429
  Transfer agent fees.......................................             291,681
  Custodian fees............................................              65,862
  Professional fees.........................................              10,193
  Accounting fees...........................................               8,250
  Printing and postage......................................              17,790
  Trustee fees..............................................              19,529
  Insurance.................................................              11,193
  Registration costs........................................             118,218
  12b-1 distribution costs..................................             872,933
                                                                  --------------
    TOTAL EXPENSES..........................................           3,346,078
Expenses waived and reimbursed..............................            (772,173)
                                                                  --------------
  NET EXPENSES..............................................           2,573,905
                                                                  --------------
NET INVESTMENT INCOME.......................................      $   63,890,511
                                                                  ==============

                            See accompanying notes.

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------

                     OLDE PREMIUM PLUS MONEY MARKET SERIES
                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (UNAUDITED)

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               APRIL 30, 1999    OCTOBER 31, 1998
                                                              ----------------   ----------------
OPERATIONS:
  Net investment income.....................................  $    63,890,511    $   120,976,949
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income.....................................      (63,890,511)      (120,976,949)
SHARE TRANSACTIONS (AT $1.00 PER SHARE):
  Proceeds from sales of shares.............................    2,354,116,443      3,921,475,038
  Net asset value of shares issued in reinvestment of
    dividends...............................................       62,365,003        117,405,508
                                                              ---------------    ---------------
                                                                2,416,481,446      4,038,880,546
  Cost of shares redeemed...................................   (2,178,718,131)    (3,707,015,547)
                                                              ---------------    ---------------
  Net increase in shareholders' equity from share
    transactions............................................      237,763,315        331,864,999
                                                              ---------------    ---------------
NET INCREASE IN SHAREHOLDERS' EQUITY........................      237,763,315        331,864,999
SHAREHOLDERS' EQUITY:
  At beginning of period....................................    2,399,144,237      2,067,279,238
                                                              ---------------    ---------------
  At end of period..........................................  $ 2,636,907,552    $ 2,399,144,237
                                                              ===============    ===============

                     OLDE PREMIUM PLUS MONEY MARKET SERIES
                              FINANCIAL HIGHLIGHTS
                                  (UNAUDITED)

For a share of capital stock outstanding throughout each period:

                                 SIX MONTHS
                                   ENDED         YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                               APRIL 30, 1999   OCT. 31, 1998   OCT. 31, 1997   OCT. 31, 1996   OCT. 31, 1995
                               --------------   -------------   -------------   -------------   -------------
NET ASSET VALUE, BEGINNING OF
  PERIOD.....................        $1.00           $1.00           $1.00           $1.00           $1.00
INVESTMENT OPERATIONS:
  Net investment income..... .        0.0246          0.0548          0.0552          0.0560          0.0598
DISTRIBUTIONS:
  Dividends from net
    investment income........        (0.0246)        (0.0548)        (0.0552)        (0.0560)        (0.0598)
                                  ----------      ----------      ----------      ----------      ----------
NET ASSET VALUE, END OF
  PERIOD.....................        $1.00           $1.00           $1.00           $1.00           $1.00
                                  ==========      ==========      ==========      ==========      ==========
  Total return
    (annualized).............        +5.02%          +5.48%          +5.52%          +5.60%          +5.98%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000's omitted)..........   $2,636,908      $2,399,144      $2,067,279      $1,825,480      $1,172,123
  Ratio of expenses to
    average net assets.......         0.20%           0.20%           0.14%             --              --
  Ratio of total expenses to
    average net assets.......         0.26%           0.26%           0.27%           0.36%           0.37%
  Ratio of net investment
    income to average net
    assets...................         5.02%           5.48%           5.52%           5.60%           5.98%

                            See accompanying notes.

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 1999
                                  (UNAUDITED)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
OLDE Custodian Fund (the Fund) is a business trust established under the laws of Massachusetts and is registered under the Investment Company Act of 1940 as a diversified, open-end management company. Three series of the Fund are currently offered for sale: OLDE Money Market Series, OLDE Premium Money Market Series and OLDE Premium Plus Money Market Series.

NATURE OF OPERATIONS
The investment objective of each series is maximum current income, consistent with preservation of capital and liquidity.

SECURITY VALUATION
The Fund utilizes the amortized cost method to determine the carrying value of its investment securities. Under this method, investment securities are valued for both financial reporting and Federal tax purposes at cost and any discount or premium is amortized from the date of acquisition to maturity. The use of this method results in a carrying value which approximates the market value. Since the Fund's portfolio investments are valued at amortized cost, there will normally not be any unrealized gains or losses on such investments. However, should the carrying value of the Fund's investment deviate significantly from market value, the Board of Trustees could decide to value the investments at market value.

Investment securities purchases and sales are accounted for on a trade-date basis.

INTEREST INCOME
Interest income is recorded daily on the accrual basis, adjusted for amortization of premium and accretion of discount.

EXPENSES
Expenses of each series are accrued daily.

USE OF ACCOUNTING ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. DIVIDENDS TO SHAREHOLDERS
On each day the New York Stock Exchange is open for business, the Fund declares dividends of its daily net investment income to shareholders of record prior to the declaration.

Each series calculates its dividends based on its daily net investment income. For this purpose, the net investment income of each series consists of (1) accrued interest income adjusted for amortized discount or premium, (2) any short-term realized gains or losses on investments, and (3) a deduction for accrued expenses allocated to that series.

3. FEDERAL INCOME TAXES
The Internal Revenue Code of 1986, as amended, treats each series of the Fund as a separate regulated investment company. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to shareholders. Therefore, no Federal income tax provision is required in the accompanying financial statements.

4. TRANSACTIONS WITH AFFILIATES
The Fund has an Investment Advisory Agreement with OLDE Asset Management, Inc. (the Adviser). Under the current agreement, the Adviser receives a monthly management fee equal to an annual rate of the average daily net asset value of each series in accordance with the following schedule:

OLDE Money Market Series                                                   0.50%
OLDE Premium Money Market Series                                           0.30%
OLDE Premium Plus Money Market Series                                      0.15%

The Advisory Agreement also provides for the Adviser to reimburse a series for the aggregate expenses of a series (excluding taxes, brokerage fees, and, to the extent permitted by state securities laws, extraordinary expenses) which exceed 2% of its first $10 million in assets, 1 1/2% of the next $20 million and 1% of assets in excess of $30 million.

The Fund has an Accounting Service Agreement with the Adviser. Under the current agreement, the Adviser receives a fixed fee of $1,375 per month for each series.

The Fund has a Shareholder Services Agreement with OLDE Discount Corporation (OLDE Discount). Under the current agreement, OLDE Discount receives a fixed fee of $24 per beneficial account per annum.

The Fund has an Underwriting Agreement with OLDE Discount. As underwriter for the Fund, OLDE Discount received no commissions for the six months ended April 30, 1999. For the six months ended April 30, 1999, the Fund made no direct payments to its officers and affiliated trustees and incurred trustee fees of $26,095 to unaffiliated trustees.

Effective January 1, 1997 through January 1, 2000, the Adviser has voluntarily agreed to limit expenses of OLDE Premium Plus Money Market Series to no more than .25% of average net assets. The Adviser may, in its discretion, reimburse additional expenses of the Series. For the six months ended April 30, 1999, the Series incurred total expenses of $3,346,078. OLDE Discount waived 12b-1 expenses of $772,173.

5. DISTRIBUTION ASSISTANCE
Under a Plan and Agreement of Distribution pursuant to Rule 12b-1 of the Investment Company Act of 1940, OLDE Discount is entitled to reimbursement of certain expenses of distribution in an amount not to exceed an annual rate of the average daily net asset value of each series in accordance with the following schedule:

OLDE Money Market Series                                                   0.25%
OLDE Premium Money Market Series                                           0.15%
OLDE Premium Plus Money Market Series                                      0.15%

For the six months ended April 30, 1999, the annualized percentage rate of 12b-1 expense was .08% for OLDE Money Market Series, .04% for OLDE Premium Money Market Series and .07% for OLDE Premium Plus Money Market Series.

6. INVESTMENT SECURITIES TRANSACTIONS
Investment securities transactions for the six months ended April 30, 1999 are as follows:

  OLDE Money Market Series:
    Purchases:  $1,402,299,471
    Sales (including maturities): $1,348,030,000   OLDE Premium Money Market
Series:
    Purchases:  $972,850,856
    Sales (including maturities):  $954,385,000
  OLDE Premium Plus Money Market Series:
    Purchases:  $6,662,249,416
    Sales (including maturities):  $6,452,220,025

7. BANK LINE OF CREDIT
At April 30, 1999 a secured line of credit in the amount of $10,000,000 was available to the Fund. This line of credit is cancelable by the bank. Advances under the line bear interest at the federal funds rate plus 1/2%. There have been no borrowings under this line as of April 30, 1999.

8. YEAR 2000
The Year 2000 (Y2K) issue is, in brief, the programming of computer systems to recognize the values "00" in a date field as the Year 2000, and not the year 1900.

The Fund is largely dependent upon the computer systems of the Adviser, Transfer Agent and other third party vendors, and has taken steps reasonably designed to assure the Fund that those systems will be Year 2000 compliant, meaning that they will be capable of processing transactions and data on and after January 1, 2000, properly recognizing the century.

At this time, there can be no absolute assurances that the systems of the Adviser, Transfer Agent and other third party vendors upon which the Fund relies will not have an adverse effect on the Fund's operations. The Fund believes, however, that with the modifications made to, and/or the replacements of, systems, which have been accomplished by the Adviser, Transfer Agent and other third party vendors, the Y2K issue will not pose material operational problems for the Fund.

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